Goodwill (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Net	$ 119,009	$ 119,009
Goodwill [Member]
Cost	158,412	158,412
Impairment	39,403	39,403
Net	$ 119,009	$ 119,009